United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: 11/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2013
Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX
R	CAPRX
Institutional	CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2012 through November 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Capital Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2013, was 12.50% for Class A Shares, 11.65% for Class B Shares, 11.56% for Class C Shares, 12.38% for Class F Shares, 12.12%1 for Class R Shares and 12.76% for Institutional Shares. The total return of the Dow Jones U.S. Select Dividend Index (DJSDI) was 26.95% for the same period, the Barclays High Yield 2% Issuer Capped Index (BHY2%ICI) returned 8.54%, the Barclays Mortgage-Backed Securities Index (BMB) returned -0.81% and the Barclays Emerging Market Bond Index (BEMB) returned -3.46%. Weighting these benchmarks (40%DJSDI, 20% BHY2%ICI, 20% BMB and 20% BEMB), the blended benchmark (Blended Index) return was 11.03% for the reporting period. The total return of the Morningstar Conservative Allocation Funds Average (MCAFA), a peer group average for the Fund, was 7.35% for the same period. The Fund's and MCAFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns for the Blended Index.2
The Fund's investment strategy focused on income-earning investments, specifically income producing and growing equity securities and high current yield fixed-income securities through: (1) portfolio allocation; (2) sector and security selection for equities; and (3) sector and security selection for bonds, to achieve the Fund's primary current income investment objective and secondary capital appreciation investment objective. These were the most significant factors affecting the Fund's performance relative to the Blended Index.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares outperformed the Blended Index and the MCAFA. The 12.76% total return of the Institutional Shares for the reporting period consisted of 6.43% in price appreciation and 6.33% in reinvested dividends.
MARKET OVERVIEW
During the 12-month reporting period, global equity markets rallied to all-time highs on the back of gradually improving economic conditions and continued accommodative fiscal policies; however, this rally was not without pockets of increased volatility. In the early part of the reporting period, the market faced several headwinds, which were spurred by Washington politics, and the looming “fiscal cliff ” (automatic spending cuts that were slated to occur at the beginning of 2013). After several weeks of heightened uncertainty, the markets began to rally when fears of the fiscal cliff eased, a temporary resolution of the U.S. debt ceiling was reached and new hopes for a compromise on the sequestration emerged. By the middle of 2013, volatility once again began to increase on news that the U.S. Federal Reserve (the Fed) would begin to “taper” (scaling back) its
Annual Shareholder Report

quantitative easing and that China was entering a potential economic slowdown. Even with this global uncertainty, equity markets continued to push higher into the latter half of the year. During the third quarter of 2013, U.S. stocks managed to reach all-time highs, driven by a slow but steady release of positive economic data and an announcement that the Fed would not immediately begin to “taper” its bond purchase program.
The S&P 500 Index3 returned 30.30% and the Nasdaq Composite Index4 returned 36.98% for the reporting period. In general, for the full fiscal year, value stocks outperformed growth stocks, and cyclical stocks outperformed defensive stocks. The S&P 500 Index's performance in the Consumer Discretionary, Health Care and Financials sectors dominated weaker performance in the Telecom Services, Utilities and Energy sectors.
On the fixed-income side, interest rates rose significantly over the 12-month reporting period. Long-term interest rates rose the most (100-115 basis points) while intermediate-term maturities rose 5-75 basis points. As a result, the yield curve steepened considerably over the reporting period. Two major influences that caused U.S. Treasury rates to rise precipitously were stronger economic statistics and disclosure by the Federal Open Market Committee of the Fed that they were considering tapering their purchases of longer-term Treasuries and mortgage-backed securities. The 5-year Treasury yield rose 0.75% over the reporting period, ending at 1.37% while the 30-year Treasury yield rose 1.00% to 3.81%.
PORTFOLIO ALLOCATION
During the reporting period, the Fund's portfolio was allocated between stocks and fixed-income securities in a manner reflecting the Fund's primary investment objective of income and its secondary objective of capital appreciation. Factors used in making this allocation were: (1) the Fund's ability to pay and maintain an attractive level of dividends; and (2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period on November 30, 2013 was 49.1% fixed-income securities, 45.1% stocks and 5.8% cash equivalents.
Relative to the Blended Index, the Fund's allocation had a positive effect on performance because fixed-income securities underperformed stocks.
SECTOR AND SECURITY SELECTION–EQUITY
The equity component of the portfolio was positioned within a diversified portfolio of dividend paying securities5 with favorable valuations, strong balance sheets and improving business fundamentals. The portfolio continues to aim for high-yield and consistent dividend growth. During the 12-month reporting period, the equity component of the portfolio outperformed the DJSDI.
Annual Shareholder Report

Sector allocations and stock selection both contributed positively to the overall performance of the Fund. An overweight position (as compared with the Blended Index) in the Information Technology and Financials sectors and an underweight position in the Utilities and Consumer Staples sectors enhanced the Fund's performance. Also contributing to performance was positive stock selection in the Consumer Discretionary and Telecom Services sectors. Detracting from performance was negative stock selection in the Financials and Energy sectors as well as an overweight position in Telecom Services and an underweight position in the Industrials sector.
SECTOR AND SECURITY SELECTION–BONDS6
Sector allocation was a significant positive contributor to Fund performance, as the Fund maintained 40-50% of the bond portion of the portfolio in high-yield7 bonds, among the best performing sectors of all bond markets. Emerging market8 bonds also composed a large portion of the portfolio (35-40%). The Fund was overweight the high-yield sector by a considerable amount for the majority of the reporting period while it was only slightly overweight in emerging market bonds. The overall extra yield from these sectors and the portfolio's lower-quality bias helped performance considerably, despite emerging market bonds being a large drag on performance from their deteriorating prices. The Fund also maintained a small, and declining (over the year), position in investment-grade bonds whose total return was negative for the year but added to long-term income stability of the Fund. The management of the Fund's interest rate exposure over the course of the reporting period also added significantly to performance while yield curve management added slightly.
Overall, security selection was a large negative contributor to Fund performance, as the emerging market component underperformed its benchmark (BEMB) by a considerable amount while the high-yield component outperformed its benchmark (BHY2%ICI) but not enough to offset the large drag from the emerging portfolio. Mortgage-backed bond security9 selection slightly outperformed the BMB, while selection within the commercial mortgage-backed securities detracted from performance. Investment-grade10 corporate security selection was very good, particularly the Fund's participation in the huge Verizon new issuance in September. Portfolio trading and positioning also detracted from Fund performance.
Annual Shareholder Report

1	The Fund's R class commenced operations on June 28, 2013. For the period prior to the commencement of operations of the R class, the R class performance information shown is for the A class adjusted to reflect the expenses of the Fund's R class for each year for which the Fund's R class expenses would have exceeded the actual expenses paid by the Fund's A class.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index and MCAFA.
3	The Fund's broad-based securities market index is the S&P 500 Index. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index. The Blended Index is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests.
4	The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend paying stocks.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
8	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
9	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
10	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Capital Income Fund from November 30, 2003 to November 30, 2013, compared to the Standard & Poor's 500 Index (S&P 500),2,3 a broad-based securities market index; a blend of indexes comprised of 40% Dow Jones U.S. Select Dividend Index (DJSDI)/20%, Barclays Emerging Market Bond Index (BEMB)/20%, Barclays High Yield 2% Issuer Capped Index (BHY2%ICI)/20%, Barclays Mortgage-Backed Securities Index (BMB) (the “Blended Index”)2,3 and the Morningstar Conservative Allocation Funds Average (MCAFA).4
Average Annual Total Returns for the Period Ended 11/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	6.32%	12.76%	7.10%
Class B Shares	6.15%	12.93%	7.06%
Class C Shares	10.56%	13.21%	6.90%
Class F Shares	10.29%	13.78%	7.58%
Class R Shares[5]	12.12%	13.88%	7.62%
Institutional Shares[6]	12.76%	14.03%	7.69%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–CLASS b shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–CLASS c shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 Investment–CLASS f shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and the maximum contingent deferred sales charge of 1.00%, as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS R shares
Growth of $10,000 as of November 30, 2013
Growth of a $10,000 INVESTMENT–INSTITUTIONAL SHARES
Growth of $10,000 as of November 30, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and a contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and MCAFA have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.
2	The S&P 500 and Blended Index are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The BEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BMB covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The indexes are not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
5	The Fund's R class commenced operations on June 28, 2013. For the period prior to the commencement of operations of the R class, the R class performance information shown is for the A class adjusted to reflect the expenses of the Fund's R class for each year for which the Fund's R class expenses would have exceeded the actual expenses paid by the Fund's A class.. Additionally, the performance shown has been adjusted to reflect the absence of sales charges applicable to the A class.
6	The Fund's Institutional Shares commenced operations on March 30, 2012. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's A class. The performance of the A class has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expenses of the A class. The performance of the A class has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the period prior to the commencement of operations of the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Domestic Equity Securities	29.6%
Domestic Fixed-Income Securities	23.4%
International Equity Securities	15.2%
International Fixed-Income Securities	13.7%
Foreign Governments/Agencies	7.7%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Government Agency Mortgage-Backed Securities	1.4%
U.S. Treasury	0.2%
Asset-Backed Securities[2]	0.0%
Floating Rate Loan[2]	0.0%
Derivative Contracts[2,3]	(0.0)%
Other Security Type[2,4]	0.00%
Cash Equivalents[5]	6.8%
Other Assets and Liabilities—Net[6]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Type consists of purchased put options.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2013, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Energy	19.7%
Financials	14.4%
Industrials	12.3%
Utilities	11.9%
Consumer Discretionary	10.8%
Health Care	8.9%
Information Technology	7.3%
Consumer Staples	6.3%
Telecommunication Services	5.9%
Materials	2.5%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2013
Shares or Principal Amount		Value
	COMMON STOCKS—30.0%
	Consumer Discretionary—2.4%
60,005	Corus Entertainment, Inc., Class B	$1,378,516
175,275	Gannett Co., Inc.	4,742,942
148,620	Garmin Ltd.	7,216,987
373,295	Regal Entertainment Group	7,271,787
129,854	Six Flags Entertainment Corp.	4,831,867
154,480	Staples, Inc.	2,399,074
	TOTAL	27,841,173
	Consumer Staples—2.1%
246,875	Altria Group, Inc.	9,129,437
84,760	Lorillard, Inc.	4,350,731
66,720	Philip Morris International, Inc.	5,707,229
109,115	Reynolds American, Inc.	5,504,852
	TOTAL	24,692,249
	Energy—7.9%
91,151	ARC Resources Ltd.	2,450,204
138,760	BP PLC, ADR	6,523,108
194,378	Baytex Energy Corp.	7,809,160
108,692	Bonavista Energy Corp.	1,379,501
123,380	ConocoPhillips	8,982,064
256,275	Crescent Point Energy Corp.	9,629,917
98,540	ENI S.p.A, ADR	4,716,124
119,520	HollyFrontier Corp.	5,734,570
69,905	Kinder Morgan, Inc.	2,484,424
768,990	Pengrowth Energy Corp.	4,749,623
191,515	Royal Dutch Shell PLC	12,774,051
414,300	Ship Finance International Ltd.	7,001,670
220,195	Total SA, ADR	13,282,162
82,979	Vermilion Energy, Inc.	4,594,666
	TOTAL	92,111,244
	Financials—4.1%
259,435	Ares Capital Corp.	4,768,415
104,965	Bank of Montreal	7,321,309
353,329	Hospitality Properties Trust	9,599,949
95,790	Mercury General Corp.	4,604,625
Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
462,215	Old Republic International Corp.	$7,950,098
330,435	Sun Life Financial Services of Canada	11,558,617
51,025	Validus Holdings Ltd.	2,043,551
	TOTAL	47,846,564
	Health Care—4.0%
245,695	AstraZeneca Group PLC, ADR	14,051,297
64,505	GlaxoSmithKline PLC, ADR	3,413,604
119,285	Lilly (Eli) & Co.	5,990,493
149,680	Merck & Co., Inc.	7,458,554
483,405	Pfizer, Inc.	15,338,441
	TOTAL	46,252,389
	Industrials—2.6%
170,550	BAE Systems PLC, ADR	4,819,743
109,140	Deluxe Corp.	5,423,166
308,750	Donnelley (R.R.) & Sons Co.	5,711,875
83,900	General Electric Co.	2,236,774
64,500	Lockheed Martin Corp.	9,137,715
121,480	Pitney Bowes, Inc.	2,814,692
	TOTAL	30,143,965
	Information Technology—1.3%
78,565	CA, Inc.	2,592,645
57,270	Intel Corp.	1,365,317
19,175	KLA-Tencor Corp.	1,224,707
34,350	Lexmark International, Inc.	1,214,960
103,390	Microsoft Corp.	3,942,261
101,733	Seagate Technology	4,988,986
	TOTAL	15,328,876
	Materials—0.5%
78,919	LyondellBasell Industries NV, Class - A	6,090,968
	Telecommunication Services—2.7%
103,299	AT&T, Inc.	3,637,158
103,375	BCE, Inc.	4,568,141
184,850	CenturyLink, Inc.	5,674,895
544,820	Frontier Communications Corp.	2,549,758
74,930	Verizon Communications	3,718,026
290,256	Vodafone Group PLC, ADR	10,765,595
	TOTAL	30,913,573
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—2.4%
234,130		Ameren Corp.	$8,393,561
35,875		DTE Energy Co.	2,394,298
176,370		National Grid PLC, ADR	11,174,803
391,422		Northland Power, Inc.	5,811,811
		TOTAL	27,774,473
		TOTAL COMMON STOCKS (IDENTIFIED COST $301,364,790)	348,995,474
		CORPORATE BONDS—2.5%
		Basic Industry - Paper—0.0%
$180,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	190,099
		Consumer Non-Cyclical - Tobacco—0.1%
1,750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	1,904,252
		Basic Industry - Metals & Mining—0.2%
2,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	2,105,000
		Utility - Electric—0.2%
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	1,834,531
		Energy - Independent—0.0%
450,000		Petroleos Mexicanos, 6.500%, 06/02/2041	457,121
		Financial Institution - Banking—0.9%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	468,877
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,454,938
1,750,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	1,629,472
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,843,805
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,103,111
1,500,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	1,448,380
		TOTAL	9,948,583
		Financial Institution - Finance Noncaptive—0.0%
400,000		HSBC Finance Capital Trust, Note, 11/30/2035	417,000
		Financial Institution - Brokerage—0.2%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	585,000
1,005,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	990,606
450,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 5/21/2019	502,282
		TOTAL	2,077,888
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,422,826
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Marine—0.1%
$871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	$864,468
		Communications Equipment—0.2%
5,404,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,884,520
		Communications - Telecom Wirelines—0.2%
1,675,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	1,911,966
		Chemicals—0.3%
3,707,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,106,929
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,100,318)	29,125,183
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1,D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	389,718
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.742%, 11/25/2045 (IDENTIFIED COST $2,046,664)	1,861,867
		PREFERRED STOCKS—14.7%
		Consumer Discretionary—2.4%
131,465	[1,2,3]	ANF, Issued by Royal Bank of Canada, PERCS, Series 144A, 13.74%, 12/20/2013	4,577,611
247,115	[1,2]	BBY, Issued by JP Morgan Chase & Co., PERCS, Series 144A, 18.00%, 12/24/2013	7,055,133
141,539		Goodyear Tire & Rubber Co, Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	8,905,634
63,000	[1,2,3]	WHR, Issued by JP Morgan Chase & Co., PERCS, Series 144A, 16.05%, 12/24/2013	7,820,821
		TOTAL	28,359,199
		Consumer Staples—0.7%
306,500	[3]	SWY, Issued by Barclays Bank PLC, ELN, 17.1%, 12/27/2013	8,200,407
		Energy—0.9%
109,200	[3]	TSO, Issued by Barclays Bank PLC, ELN, 18.75%, 12/27/2013	6,212,934
110,100	[1,2,3]	VLO, Issued by JPMorgan Chase & Co., PERCS, Series 144A, 15.25%, 12/24/2013	4,097,922
		TOTAL	10,310,856
		Financials—2.3%
2,750		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	2,956,250
Annual Shareholder Report

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Financials—continued
266,565		MetLife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $2.19	$8,226,196
44,100		New York Community Cap Trust V, Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	2,169,279
9,350		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	10,530,437
47,800		Wintrust Financial Corp., Conv Pfd., 7.50%, 12/15/2013, Annual Dividend $3.75	2,940,178
		TOTAL	26,822,340
		Industrials—2.9%
616,900	[1,2]	2010 Swift Mandatory Common Exchange, Conv Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	11,764,283
111,550		Continental Finance Trust, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	5,386,470
287,600	[3]	MAS, Issued by Barclays B, PERCS, 15.90%, 12/27/2013	6,327,200
153,200		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	10,013,152
		TOTAL	33,491,105
		Information Technology—2.0%
289,100	[1,2,3]	HPQ, Issued By Royal Bank of Canada, ELN, Series 144A, 14.60%, 12/26/2013	7,851,956
147,100	[1,2,3]	STX, Issued by Royal Bank of Canada, ELN, Series 144A, 16.10%, 12/26/2013	6,509,175
110,200		Unisys Corp., Conv. Pfd., 6.25%, 3/1/2014, Annual Dividend $6.25	8,215,410
		TOTAL	22,576,541
		Materials—0.6%
278,395		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	7,029,474
		Utilities—2.9%
207,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	10,464,744
83,000		Dominion Resources, Inc., Series B, Conv. Pfd., 6.00%, 7/1/2016, Annual Dividend $3.80	4,539,270
135,000		NextEra Energy, Inc., Conv. Pfd., 5.889%, 09/01/2015, Annual Dividend $2.94	7,535,700
219,000		PPL Corp., Conv. Pfd., 8.75%, 5/1/2014, Annual Dividend $4.38	11,587,290
		TOTAL	34,127,004
		TOTAL PREFERRED (IDENTIFIED COST $157,094,451)	170,916,926
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
$1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8 A4, 3.024%, 9/10/2045	1,453,387
Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	$1,917,556
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	841,278
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,357,175
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	106,514
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 4.103%, 6/10/2046	2,005,222
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,207,372
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	1,481,465
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.298%, 12/12/2049	1,085,047
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	1,067,701
875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.440%, 4/15/2045	883,474
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,694,256)	13,406,191
		PURCHASED PUT Options—0.0%
247,000	[3]	Best Buy Co., Inc., Strike Price $29.00, Expiration Date 12/21/2013	8,645
306,500	[3]	Safeway, Inc., Strike Price: $26.00; Expiration Date: 12/21/2013	30,650
70,000	[3]	Valero Energy Corp., Strike Price: $31.00; Expiration Date: 12/21/2013	1,750
63,000	[1,3]	Whirlpool Corp., Strike Price: $125.00; Expiration Date: 12/21/2013	6,300
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $439,515)	47,345
		U.S. TREASURY—0.2%
1,817,988	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021 (IDENTIFIED COST $1,995,645)	1,879,441
		INVESTMENT COMPANIES—50.6%[5]
7,014,131		Emerging Markets Fixed Income Core Fund	232,843,861
1,690,174		Federated Mortgage Core Portfolio	16,580,611
62,592,791	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	62,592,791
41,383,595		High Yield Bond Portfolio	276,442,417
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $576,812,579)	588,459,680
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $1,081,948,168)[7]	1,155,081,825
		OTHER ASSETS AND LIABILITIES - NET—0.6%[8]	6,877,209
		TOTAL NET ASSETS—100%	$1,161,959,034
Annual Shareholder Report

At November 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Long Bonds (CBT) Short Futures	74	$9,675,500	March 2014	$(17,510)
[3]United States Treasury Bonds (CBT) Ultra Short Futures	177	$24,625,125	March 2014	$(134,531)
[3]United States Treasury Notes (CBT) 5-Year Long Futures	140	$16,929,063	March 2014	$6,247
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(145,794)
At November 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
12/2/2013	4,335 Canadian Dollar	$4,082	$—
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $57,875,348, which represented 5.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2013, these liquid restricted securities amounted to $57,869,048, which represented 5.0% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $1,082,994,004.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$178,881,360	$—	$—	$178,881,360
International	170,114,114	—	—	170,114,114
Preferred Stocks
Domestic	85,143,362	78,744,090	—	163,887,452
International	7,029,474	—	—	7,029,474
Debt Securities:
Corporate Bonds	—	29,125,183	—	29,125,183
Asset-Backed Security	—	389,718	—	389,718
Commercial Mortgage Backed-Security	—	1,861,867	—	1,861,867
Collateralized Mortgage Obligations	—	13,406,191	—	13,406,191
U.S. Treasury	—	1,879,441	—	1,879,441
Purchased Put Options	47,345	—	—	47,345
Investment Companies[1]	588,459,680	—	—	588,459,680
TOTAL SECURITIES	$1,029,675,335	$125,406,490	$—	$1,155,081,825
OTHER FINANCIAL INSTRUMENTS[2]	$(145,794)	$—	$—	$(145,794)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts..
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
PERCS	—Preferred Equity Redemption Cumulative Stock
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.08	$7.60	$7.56	$7.26	$5.81
Income From Investment Operations:
Net investment income	0.47[1]	0.44[1]	0.39	0.36[1]	0.37[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.51	0.48	0.06	0.29	1.42
TOTAL FROM INVESTMENT OPERATIONS	0.98	0.92	0.45	0.65	1.79
Less Distributions:
Distributions from net investment income	(0.46)	(0.44)	(0.41)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.60	$8.08	$7.60	$7.56	$7.26
Total Return[2]	12.50%	12.45%	5.97%	9.22%	31.77%
Ratios to Average Net Assets:
Net expenses	0.90%	1.02%	1.30%[3]	1.31%[3]	1.29%[3]
Net investment income	5.64%	5.49%	5.07%	4.89%	5.75%
Expense waiver/reimbursement[4]	0.29%	0.28%	0.01%	0.01%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$497,631	$261,743	$216,352	$222,958	$234,443
Portfolio turnover	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.30% and 1.28% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.10	$7.62	$7.57	$7.28	$5.82
Income From Investment Operations:
Net investment income	0.41[1]	0.38[1]	0.33	0.31[1]	0.32[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.51	0.49	0.07	0.28	1.43
TOTAL FROM INVESTMENT OPERATIONS	0.92	0.87	0.40	0.59	1.75
Less Distributions:
Distributions from net investment income	(0.40)	(0.39)	(0.35)	(0.30)	(0.29)
Net Asset Value, End of Period	$8.62	$8.10	$7.62	$7.57	$7.28
Total Return[2]	11.65%	11.58%	5.29%	8.24%	30.91%
Ratios to Average Net Assets:
Net expenses	1.65%	1.77%	2.05%[3]	2.06%[3]	2.04%[3]
Net investment income	4.89%	4.73%	4.31%	4.14%	5.01%
Expense waiver/reimbursement[4]	0.31%	0.28%	0.01%	0.01%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,919	$34,123	$30,721	$35,494	$36,945
Portfolio turnover	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.06% and 2.03% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.09	$7.60	$7.56	$7.27	$5.81
Income From Investment Operations:
Net investment income	0.41[1]	0.38[1]	0.34	0.31[1]	0.32[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.50	0.50	0.05	0.28	1.43
TOTAL FROM INVESTMENT OPERATIONS	0.91	0.88	0.39	0.59	1.75
Less Distributions:
Distributions from net investment income	(0.40)	(0.39)	(0.35)	(0.30)	(0.29)
Net Asset Value, End of Period	$8.60	$8.09	$7.60	$7.56	$7.27
Total Return[2]	11.56%	11.76%	5.18%	8.26%	30.98%
Ratios to Average Net Assets:
Net expenses	1.65%	1.75%	2.05%[3]	2.06%[3]	2.04%[3]
Net investment income	4.89%	4.77%	4.33%	4.16%	4.95%
Expense waiver/reimbursement[4]	0.28%	0.30%	0.01%	0.01%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$333,452	$88,605	$46,443	$39,705	$35,510
Portfolio turnover	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.05% and 2.03% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.08	$7.60	$7.55	$7.26	$5.81
Income From Investment Operations:
Net investment income	0.47[1]	0.44[1]	0.40	0.36[1]	0.37[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.50	0.49	0.06	0.28	1.42
TOTAL FROM INVESTMENT OPERATIONS	0.97	0.93	0.46	0.64	1.79
Less Distributions:
Distributions from net investment income	(0.46)	(0.45)	(0.41)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.59	$8.08	$7.60	$7.55	$7.26
Total Return[2]	12.38%	12.46%	6.11%	9.08%	31.72%
Ratios to Average Net Assets:
Net expenses	0.89%	1.01%	1.30%[3]	1.31%[3]	1.33%[3]
Net investment income	5.64%	5.49%	5.07%	4.90%	5.70%
Expense waiver/reimbursement[4]	0.29%	0.29%	0.01%	0.00%[5]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,115	$84,041	$69,612	$71,337	$72,468
Portfolio turnover	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.31% and 1.31% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended November 30	2013[1]
Net Asset Value, Beginning of Period	$8.01
Income From Investment Operations:
Net investment income	0.19[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.77
Less Distributions:
Distributions from net investment income	(0.18)
Net Asset Value, End of Period	$8.60
Total Return[3]	9.70%
Ratios to Average Net Assets:
Net expenses	1.14%[4]
Net investment income	5.28%[4]
Expense waiver/reimbursement[5]	0.73%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
Portfolio turnover	35%[7]
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 11/30/2013	Period Ended 11/30/2012[1]
Net Asset Value, Beginning of Period	$8.09	$7.96
Income From Investment Operations:
Net investment income	0.49[2]	0.31[2]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.51	0.14
TOTAL FROM INVESTMENT OPERATIONS	1.00	0.45
Less Distributions:
Distributions from net investment income	(0.48)	(0.32)
Net Asset Value, End of Period	$8.61	$8.09
Total Return[3]	12.76%	5.77%
Ratios to Average Net Assets:
Net expenses	0.65%	0.64%[4]
Net investment income	5.89%	5.80%[4]
Expense waiver/reimbursement[5]	0.27%	0.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$142,842	$22,221
Portfolio turnover	35%	37%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investment in securities, at value including $588,459,680 of investment in affiliated holdings (Note 5) (identified cost $1,081,948,168)		$1,155,081,825
Cash denominated in foreign currencies (identified cost $4,095)		4,082
Income receivable		2,647,688
Income receivable from affiliated holdings		1,666,458
Receivable for shares sold		12,611,167
TOTAL ASSETS		1,172,011,220
Liabilities:
Payable for investments purchased	$8,141,717
Payable for shares redeemed	723,956
Bank overdraft	62,504
Payable for daily variation margin	29,781
Income distribution payable	378,581
Payable for distribution services fee (Note 5)	228,277
Payable for shareholder services fee (Note 5)	187,770
Accrued expenses (Note 5)	299,600
TOTAL LIABILITIES		10,052,186
Net assets for 135,079,898 shares outstanding		$1,161,959,034
Net Assets Consist of:
Paid-in capital		$1,140,453,810
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		72,986,507
Accumulated net realized loss on investments, futures contracts, swap contracts, written options and foreign currency transactions		(52,173,001)
Undistributed net investment income		691,718
TOTAL NET ASSETS		$1,161,959,034
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($497,631,264 ÷ 57,863,851 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share (100/94.50 of $8.60)	$9.10
Redemption proceeds per share	$8.60
Class B Shares:
Net asset value per share ($59,918,924 ÷ 6,953,710 shares outstanding), no par value, unlimited shares authorized	$8.62
Offering price per share	$8.62
Redemption proceeds per share (94.50/100 of $8.62)	$8.15
Class C Shares:
Net asset value per share ($333,451,633 ÷ 38,760,451 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share (99.00/100 of $8.60)	$8.51
Class F Shares:
Net asset value per share ($128,114,975 ÷ 14,906,896 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share (100/99.00 of $8.59)	$8.68
Redemption proceeds per share (99.00/100 of $8.59)	$8.50
Class R Shares:
Net asset value per share ($107.39 ÷ 12.48 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share	$8.60
Institutional Shares:
Net asset value per share ($142,842,131 ÷ 16,594,978 shares outstanding), no par value, unlimited shares authorized	$8.61
Offering price per share	$8.61
Redemption proceeds per share	$8.61
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2013
Investment Income:
Dividends (including $14,406,253 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $613,928)			$38,836,234
Interest			1,810,931
Investment income allocated from affiliated partnership (Note 5)			7,407,579
TOTAL INCOME			48,054,744
Expenses:
Investment adviser fee (Note 5)		$4,910,262
Administrative fee (Note 5)		573,777
Custodian fees		36,038
Transfer agent fee (Note 2)		795,639
Directors'/Trustees' fees (Note 5)		2,623
Auditing fees		38,500
Legal fees		16,292
Portfolio accounting fees		160,304
Distribution services fee (Note 5)		1,702,025
Shareholder services fee (Note 5)		1,665,750
Account administration fee (Note 2)		1,933
Share registration costs		201,030
Printing and postage		118,475
Insurance premiums (Note 5)		4,997
Miscellaneous (Note 5)		16,877
TOTAL EXPENSES		10,244,522
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,855,253)
Waiver of distribution services fee (Note 5)	(2,125)
Reimbursement of transfer agent fee (Note 2)	(264,694)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,122,072)
Net expenses			8,122,450
Net investment income			$39,932,294
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	$12,604,423
Net realized gain on futures contracts	3,371,272
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	(674,188)
Realized gain distribution from affiliated investment company shares (Note 5)	829,402
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	29,122,465
Net change in unrealized depreciation of futures contracts	(59,260)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	45,194,114
Change in net assets resulting from operations	$85,126,408
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,932,294	$21,751,071
Net realized gain (loss) on investments including allocation from affiliated partnerships, futures contracts, swap contracts and foreign currency transactions	16,130,909	(1,586,810)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	29,063,205	26,101,587
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	85,126,408	46,265,848
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,971,356)	(13,052,895)
Class B Shares	(2,099,932)	(1,534,944)
Class C Shares	(8,969,751)	(3,031,732)
Class F Shares	(5,662,808)	(4,285,961)
Class R Shares	(2)	—
Institutional Shares	(3,928,019)	(384,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,631,868)	(22,290,151)
Share Transactions:
Proceeds from sale of shares	727,626,658	162,160,236
Net asset value of shares issued to shareholders in payment of distributions declared	36,229,249	19,935,708
Cost of shares redeemed	(138,123,118)	(78,467,094)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	625,732,789	103,628,850
Change in net assets	671,227,329	127,604,547
Net Assets:
Beginning of period	490,731,705	363,127,158
End of period (including undistributed net investment income of $691,718 and $113,109, respectively)	$1,161,959,034	$490,731,705
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2013
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the “Fund”).The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
Effective March 30, 2012, the Fund began offering Institutional Shares.
Effective June 25, 2013, the Fund began offering Class R Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended November 30, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$371,961	$(118,388)	$1,640
Class B Shares	53,749	(21,394)	—
Class C Shares	196,756	(71,610)	—
Class F Shares	108,376	(29,585)	293
Institutional Shares	64,797	(23,717)	—
TOTAL	$795,639	$(264,694)	$1,933
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase income and to manage various risks, including country, market, sector/asset class, individual security, currency, duration and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain/(loss) on swap contracts” in the Statement of Operations.
At November 30, 2013, the Fund had no outstanding swap contracts.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase yield and manage duration, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,628,801 and $30,360,248, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage currency and individual security risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2013, the Fund had no outstanding written option contracts.
The average notional amount of purchased put option contracts held by the Fund throughout the period was $43,672. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Whirlpool Corp., Strike price: $125.00; Expiration Date: 12/21/2013	9/20/13	$136,219	$6,300
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$145,794*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$3,371,272	$—	$3,371,272
Foreign exchange contracts	—	95,219	$95,219
TOTAL	$3,371,272	$95,219	$3,466,491
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Option Contracts	Total
Interest rate contracts	$(59,260)	$—	$(59,260)
Equity contracts	—	(392,170)	(392,170)
TOTAL	$(59,260)	$(392,170)	$(451,430)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	31,728,611	$266,643,383	8,521,756	$68,085,901
Shares issued to shareholders in payment of distributions declared	2,126,005	17,723,594	1,515,852	11,996,060
Shares redeemed	(8,370,135)	(69,704,116)	(6,125,694)	(48,631,816)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	25,484,481	$214,662,861	3,911,914	$31,450,145
Year Ended November 30	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,816,761	$32,076,291	1,245,894	$9,938,026
Shares issued to shareholders in payment of distributions declared	240,784	2,010,225	181,265	1,436,328
Shares redeemed	(1,316,720)	(11,023,211)	(1,248,369)	(9,907,878)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,740,825	$23,063,305	178,790	$1,466,476
Year Ended November 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	29,491,672	$247,824,260	5,728,193	$45,755,376
Shares issued to shareholders in payment of distributions declared	978,987	8,182,185	334,612	2,652,492
Shares redeemed	(2,665,309)	(22,345,779)	(1,216,342)	(9,670,880)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	27,805,350	$233,660,666	4,846,463	$38,736,988
Year Ended November 30	2013		2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	5,216,156	$43,710,092	1,865,932	$14,861,599
Shares issued to shareholders in payment of distributions declared	587,122	4,886,083	442,209	3,496,471
Shares redeemed	(1,298,783)	(10,849,330)	(1,068,803)	(8,478,507)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	4,504,495	$37,746,845	1,239,338	$9,879,563
Annual Shareholder Report

	Period Ended 11/30/2013[1]		2012
Class R Shares:	Shares	Amount
Shares sold	12	$100	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	12	$100	—	—
	Year Ended 11/30/2013		Period Ended 11/30/2012[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,325,790	$137,372,532	2,924,707	$23,519,334
Shares issued to shareholders in payment of distributions declared	409,044	3,427,162	44,176	354,357
Shares redeemed	(2,886,498)	(24,200,682)	(222,241)	(1,778,013)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,848,336	$116,599,012	2,746,642	$22,095,678
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	74,383,499	$625,732,789	12,923,147	$103,628,850
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
2	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, litigation payments and partnership adjustments.
For the year ended November 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$278,183	$(278,183)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$39,631,868	$22,290,151
As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$913,103
Net unrealized appreciation	$71,857,970
Capital loss carryforwards	$(51,265,849)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership adjustments.
At November 30, 2013, the cost of investments for federal tax purposes was $1,082,994,004. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) futures contracts was $72,087,821. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,385,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,297,632.
At November 30, 2013, the Fund had a capital loss carryforward of $51,265,849 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$20,615,341	NA	$20,615,341
2017	$30,650,508	NA	$30,650,508
The Fund used capital loss carryforwards of $12,175,370 to offset capital gains realized during the year ended November 30, 2013.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 0.75% of the Fund's average daily net asset. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the Adviser voluntarily waived $1,819,915 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2013, the Sub-Adviser earned a fee of $712,899.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$327,002	$—
Class C Shares	1,375,023	(2,125)
TOTAL	$1,702,025	$(2,125)
For the year ended November 30, 2013, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2013, FSC retained $987,627 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2013, FSC retained $479,133 in sales charges from the sale of Class A Shares. FSC also retained $6,001, $68,545, $54,530 and $15,651 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$847,557
Class B Shares	109,000
Class C Shares	458,341
Class F Shares	250,852
TOTAL	$1,665,750
For the year ended November 30, 2013, FSSC received $74,923 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F
Annual Shareholder Report

Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89%, 1.14% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended November 30, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $7,013,726.
General
Certain Officers and Directors of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2013, the Adviser reimbursed $35,338. Transactions involving the affiliated holdings during the year ended November 30, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	2,249,246	3,489,445	35,941,405	15,176,484	56,856,580
Purchases/Additions	4,921,614	905,695	413,735,849	26,207,111	445,770,269
Sales/Reductions	(156,729)	(2,704,966)	(387,084,463)	—	(389,946,158)
Balance of Shares Held 11/30/2013	7,014,131	1,690,174	62,592,791	41,383,595	112,680,691
Value	$232,843,861	$16,580,611	$62,592,791	$276,442,417	$588,459,680
Dividend Income/ Allocated Investment Income	$7,407,579	$436,283	$28,847	$13,941,123	$21,813,832
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$(674,188)	$—	$—	$829,402	$155,214
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013, were as follows:
Purchases	$842,948,633
Sales	$245,448,668
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2013, 84.96% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2013, 31.52% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Income Securities Trust AND SHAREHOLDERS OF FEDERATED Capital Income FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Income Fund (the “Fund”), a portfolio of Federated Income Securities Trust, as of November 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Income Fund as of November 30, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,047.20	$4.57
Class B Shares	$1,000	$1,043.20	$8.40
Class C Shares	$1,000	$1,042.20	$8.40
Class F Shares	$1,000	$1,046.00	$4.56
Class R Shares	$1,000	$1,097.00	$5.21
Institutional Shares	$1,000	$1,048.40	$3.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.61	$4.51
Class B Shares	$1,000	$1,016.85	$8.29
Class C Shares	$1,000	$1,016.85	$8.29
Class F Shares	$1,000	$1,020.61	$4.51
Class R Shares	$1,000	$1,019.35	$5.77
Institutional Shares	$1,000	$1,021.86	$3.24
1	“Actual” expense information for the Class R Shares is for the period from June 25, 2013 (date of initial investment) to November 30, 2013. Actual expenses are equal to the Fund's annualized net expense ratio for Class R Shares multiplied by 159/365 (to reflect the period from initial investment to November 30, 2013). “Hypothetical” expense information for Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Class R Shares	1.14%
Institutional Shares	0.64%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Income Securities Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 464,685,428.035 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	357,095,356.996	4,082,407.702
Maureen Lally-Green	356,880,665.829	4,297,098.869
Thomas M. O'Neill	357,032,580.339	4,145,184.359
P. Jerome Richey	356,553,411.684	4,624,353.014
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 2000	Principal Occupations: John L. Nichol has been the Fund's Portfolio Manager since December 2000. He is Vice President of the Trust with respect to the Fund. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Capital Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, it was noted that in 2012, Federated increased its waiver by 41 basis points. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 15 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
G01049-01 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
November 30, 2013
Share Class	Ticker
A	FUNAX
Institutional	FUBDX

Federated Unconstrained Bond Fund

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2012 through November 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Unconstrained Bond Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended November 30, 2013, was -1.58% for Class A Shares and -1.37% for Institutional Shares. The total return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT),1 the Fund's broad-based securities market index, was 0.07% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML3MT.
The Fund's investment strategy is different from that of traditional fixed-income portfolios in that it has an objective of high total return in any market environment. The portfolio is also more concentrated in its portfolio holdings, striving to identify individual securities and bond sectors that have higher potential (in the Fund Adviser's opinion) for price appreciation, irrespective of the overall bond market direction.2 During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to BAML3MT were: (1) the allocation of the portfolio among various higher yielding fixed-income securities (referred to as “sector allocation”); and (2) the effect of changing interest rates (referred to as “duration”).3
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares underperformed the BAML3MT.
MARKET OVERVIEW
During the 12-month reporting period, risk premiums in bond markets were governed by four pillar risks. At the forefront, the U.S. Federal Reserve (the Fed) monetary policy was the leading topic that shaped the course of international financial markets. Specifically, the prospect for moderating quantitative easing (QE) in the United States resonated through currency, equity and bond markets. In contrast, intensified Japanese economic stimulus was the second market staple. Third, Europe's ability to successfully navigate its way out of the financial crisis was yet another key driver to global bond markets. Finally, the reinvigoration of Chinese economic activity also left its mark on global markets.
U.S. economic statistics proved critical during the 12-month reporting period. The Fed was very explicit in tying monetary guidance directly to U.S. economic data. Specifically, it fashioned U.S. employment statistics as the main driver behind its policy decisions. The Fed's stance on QE was the reigning influence on both global foreign exchange and bond markets. Spread bonds did incredibly well over the reporting period, with the lone exception
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1

being emerging market bonds (i.e., the lower the credit quality, the better the performance over comparable maturity U.S. Treasury securities). Treasury market yields rose significantly for all maturity points from 5 years to 30 years over the 12-month reporting period, thus causing the yield curve to steepen.
A European economic recovery began to seed itself early in the 12-month reporting period and maintained an upward trajectory all the way into the close of the reporting period. After six consecutive quarters of contraction, the 17 nation euro area finally emerged from its record long recession. Euro-zone Gross Domestic Product expanded by 0.3% and even beat market estimations of around 0.2% growth. After a slow start, economic data in the United Kingdom began to accelerate to the topside and exhibited signs of a strong economic recovery. Consumer confidence rose to 3.5 year highs, manufacturing rose to levels not seen in two years, and services reached six-year high levels. Additionally, housing prices climbed back up to seven-year high valuations.
In late 2012, the Japanese prime minister, Shinzo Abe, instituted a 2% inflation mandate for the Japanese economy, and delegated this responsibility to the Bank of Japan. The execution of this decree would be carried out with aggressive monetary stimulus, infamously dubbed “Abenomics.” This inflation goal was easily the single biggest economic driver in Japan during the 12-month reporting period. This regime intentionally weakened the Japanese yen in order to bolster both exports and inflation simultaneously. Consequently, the Japanese yen was the worst performing currency among the top 20 developed economies during the 12-month reporting period.
SECTOR
Sector allocation provided good absolute return over the 12-month reporting period, with a concentration in higher yielding4 fixed-income assets. Significant allocation to high-yield bonds, emerging markets bonds,5 bank loans6 and trade finance all added to the yield and the overall performance of the Fund relative to the BAML3MT.
DURATION
Duration exposure detracted from the Fund's performance relative to the BAML3MT during the 12-month reporting period. Some of the assets listed above, emerging markets for example, have relatively high sensitivity to changes in interest rates. In early May, the Fed began to talk about possible changes to their QE policies (tapering) which drove interest rates higher. All fixed income assets with exposure to rates came down in price. The Fund's management team took proactive steps to reduce the duration effect and even had a negative duration exposure at several points during the reporting period. The strategy was highly successful but could not eliminate all of the duration downside momentum.
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1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAML3MT.
2	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
5	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging-markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accented in emerging markets.
6	In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Unconstrained Bond Fund from December 13, 2010 (or later, if applicable) to November 30, 2013, compared to the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT).2
Average Annual Total Returns for the Period Ended 11/30/2013
(returns reflect all applicable sales charges as specified below in footnote #1)
Share Class	1 Year	Start of Performance[3]
Class A Shares	-6.02%	-1.64%
Institutional Shares	-1.37%	2.40%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment–class A Shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550)

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Growth of a $10,000 Investment–Institutional Shares
Growth of $10,000 as of November 30, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML3MT has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BAML3MT is an index tracking 3-month U.S. Treasury securities. The BAML3MT is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Class A Shares and Institutional Shares commenced operations on July 1, 2011 and December 13, 2010, respectively.
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Portfolio of Investments Summary Table (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	57.5%
Sovereign Bonds	13.6%
Trade Finance Agreements	12.6%
Floating Rate Loans	11.9%
U.S. Treasury Securities	4.9%
Cash Equivalents[3]	4.3%
Domestic Equity Securities	0.6%
Asset-Backed Securities	0.2%
Exchange Traded Funds	0.1%
Derivative Contracts[4]	(0.1)%
Other Assets and Liabilities—Net[5]	(5.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
November 30, 2013
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY—4.9%
$1,000,000		U.S. Treasury Inflation Protected Note, Series A-2022, 0.125%, 1/15/2022 (IDENTIFIED COST $1,299,107)	$1,012,600
		CORPORATE BONDS—4.7%
		Banks—1.2%
100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	128,693
100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	129,847
		TOTAL	258,540
		Food & Beverage—2.5%
570,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	519,384
		Metals & Mining—1.0%
200,000		AngloGold Ashanti Holdings PLC, Series REGS, 8.50%, 7/30/2020	210,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,028,794)	988,424
		FOREIGN GOVERNMENT/AGENCIES—0.4%
		Sovereign—0.4%
1,000,000		Argentina, Government of, Note, 12/15/2035 (IDENTIFIED COST $89,500)	89,500
		INVESTMENT COMPANIES—95.3%[3]
213,112		Emerging Markets Fixed Income Core Fund	7,074,558
242,930		Federated Bank Loan Core Fund	2,490,031
227,303	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	227,303
284,925		Federated Project and Trade Finance Core Fund	2,775,172
1,099,446		High Yield Bond Portfolio	7,344,298
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,451,892)	19,911,362
		TOTAL INVESTMENTS—105.3% (IDENTIFIED COST $22,869,293)[5]	22,001,886
		OTHER ASSETS AND LIABILITIES - NET—(5.3)%[6]	(1,107,769)
		TOTAL NET ASSETS—100%	$20,894,117
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At November 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/5/2013	230,769 Australian Dollar	226,701 Canadian Dollar	$(7,243)
12/5/2013	538,462 Australian Dollar	534,692 Canadian Dollar	$(20,229)
12/5/2013	760,731 Canadian Dollar	769,231 Australian Dollar	$(13,096)
12/5/2013	357,815 Canadian Dollar	410,000 New Zealand Dollar	$(6,457)
12/5/2013	450,000 Euro	728,640 New Zealand Dollar	$2,096
12/5/2013	471,429 Euro	4,205,661 Swedish Krona	$7,313
12/5/2013	705,000 Euro	96,757,020 Japanese Yen	$4,751
12/5/2013	43,836,830 Japanese Yen	530,000 New Zealand Dollar	$(5,762)
12/5/2013	96,838,095 Japanese Yen	705,000 Euro	$(8,889)
12/5/2013	30,000,000 Japanese Yen	$305,375	$(12,520)
12/5/2013	30,000,000 Japanese Yen	$303,521	$(10,666)
12/5/2013	41,812,000 Japanese Yen	500,000 New Zealand Dollar	$(10,345)
12/5/2013	365,407 New Zealand Dollar	225,000 Euro	$(7,950)
12/5/2013	285,714 New Zealand Dollar	23,830,858 Japanese Yen	$(6,216)
12/5/2013	366,604 New Zealand Dollar	225,000 Euro	$(4,477)
12/5/2013	530,000 New Zealand Dollar	43,820,930 Japanese Yen	$(3,287)
12/5/2013	410,000 New Zealand Dollar	358,201 Canadian Dollar	$(7,008)
12/5/2013	214,286 New Zealand Dollar	17,810,785 Japanese Yen	$(4,174)
12/5/2013	4,210,941 Swedish Krona	471,429 Euro	$8,956
12/5/2013	3,500,000 Swedish Krona	$523,372	$10,157
12/24/2013	1,620,000 Euro	$2,191,494	$9,749
12/24/2013	2,580,000 Euro	$3,450,466	$55,216
12/24/2013	174,000 Euro	$231,964	$4,465
12/24/2013	366,000 Euro	$489,134	$8,184
1/17/2014	705,000 Euro	98,347,500 Japanese Yen	$(2)
1/17/2014	97,762,350 Japanese Yen	705,000 Euro	$(2,572)
Contracts Sold:
12/5/2013	226,701 Canadian Dollar	230,769 Australian Dollar	$3,903
12/5/2013	534,692 Canadian Dollar	538,462 Australian Dollar	$7,050
12/5/2013	769,231 Australian Dollar	760,731 Canadian Dollar	$28,991
12/5/2013	410,000 New Zealand Dollar	357,815 Canadian Dollar	$9,728
12/5/2013	60,000,000 Japanese Yen	$ 614,181	$28,472
12/5/2013	1,750,445 Swedish Krona	$ 262,712	$(4,121)
12/5/2013	1,749,555 Swedish Krona	$ 262,535	$(4,162)
12/5/2013	728,640 New Zealand Dollar	450,000 Euro	$16,790
12/5/2013	4,205,661 Swedish Krona	471,429 Euro	$(7,832)
12/5/2013	96,757,020 Japanese Yen	705,000 Euro	$8,680
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Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold (continued):
12/5/2013	530,000 New Zealand Dollar	43,836,830 Japanese Yen	$2,660
12/5/2013	705,000 Euro	96,838,095 Japanese Yen	$(3,751)
12/5/2013	500,000 New Zealand Dollar	41,812,000 Japanese Yen	$11,876
12/5/2013	17,810,785 Japanese Yen	214,286 New Zealand Dollar	$4,579
12/5/2013	225,000 Euro	365,407 New Zealand Dollar	$(609)
12/5/2013	23,830,858 Japanese Yen	285,714 New Zealand Dollar	$5,944
12/5/2013	225,000 Euro	366,604 New Zealand Dollar	$(3,109)
12/5/2013	43,820,930 Japanese Yen	530,000 New Zealand Dollar	$6,544
12/5/2013	358,201 Canadian Dollar	410,000 New Zealand Dollar	$3,375
12/5/2013	471,429 Euro	4,210,941 Swedish Krona	$(7,632)
12/24/2013	300,000 Euro	$ 403,065	$(4,573)
12/24/2013	4,440,000 Euro	$ 5,934,460	$(98,575)
1/17/2014	98,347,500 Japanese Yen	705,000 Euro	$(2,392)
1/17/2014	705,000 Euro	97,762,350 Japanese Yen	$(748)
2/5/2014	190,000 Euro	$ 256,732	$(1,455)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(20,373)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, this liquid restricted security amounted to $519,384, which represented 2.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2013, this liquid restricted security amounted to $519,384, which represented 2.5% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $21,895,304.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
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9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$1,012,600	$—	$1,012,600
Corporate Bonds	—	988,424	—	988,424
Foreign Government/Agencies	—	89,500	—	89,500
Investment Companies[1]	17,136,190	2,775,172	—	19,911,362
TOTAL SECURITIES	$17,136,190	$4,865,696	$—	$22,001,886
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(20,373)	$—	$(20,373)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investments companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,		Period Ended 11/30/2011[1]
	2013	2012
Net Asset Value, Beginning of Period	$10.38	$10.52	$10.51
Income From Investment Operations:
Net investment income[2]	0.49	0.49	0.10
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(0.66)	(0.28)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)	0.21	0.03
Distributions from net investment income	(0.46)	(0.35)	(0.02)
Net Asset Value, End of Period	$9.75	$10.38	$10.52
Total Return[3]	(1.58)%	2.03%	0.24%
Ratios to Average Net Assets:
Net expenses	1.18%	1.19%	1.20%[4]
Net investment income	4.47%	4.71%	2.41%[4]
Expense waiver/reimbursement[5]	0.40%	0.16%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,083	$71,572	$11,211
Portfolio turnover	46%	113%	1,387%[6]
1	Reflects operations for the period from July 1, 2011 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 13, 2010 to November 30, 2011.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30		Period Ended 11/30/2011[1]
	2013	2012
Net Asset Value, Beginning of Period	$10.39	$10.53	$10.00
Income from Investment Operations:
Net investment income[2]	0.53	0.56	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.68)	(0.32)	0.44
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.24	0.64
Distributions from net investment income	(0.49)	(0.38)	(0.11)
Net Asset Value, End of Period	$9.75	$10.39	$10.53
Total Return[3]	(1.37)%	2.23%	6.41%
Ratios to Average Net Assets:
Net expenses	0.93%	0.93%	0.95%[4]
Net investment income	4.72%	5.21%	1.93%[4]
Expense waiver/reimbursement[5]	0.33%	0.18%	1.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,812	$100,891	$58,596
Portfolio turnover	46%	113%	1,387%
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investment in securities, at value including $19,911,362 of investments in affiliated holdings (Note 5) (identified cost $22,869,293)		$22,001,886
Cash		6,858
Cash denominated in foreign currencies (identified cost $2,247)		2,199
Unrealized appreciation on foreign exchange contracts		249,480
Income receivable from affiliates		58,829
Income receivable		6,715
Receivable for shares sold		7,159
Receivable for investments sold		2,604
TOTAL ASSETS		22,335,730
Liabilities:
Payable for shares redeemed	$1,033,699
Unrealized depreciation on foreign exchange contracts	269,853
Payable for transfer agent fee	28,385
Payable for investments purchased	2,610
Payable for Directors'/Trustees' fees (Note 5)	601
Payable to adviser (Note 5)	77
Accrued expenses (Note 5)	106,388
TOTAL LIABILITIES		1,441,613
Net assets for 2,142,599 shares outstanding		$20,894,117
Net Assets Consists of:
Paid-in capital		$32,107,678
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(887,831)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(10,416,103)
Undistributed net investment income		90,373
TOTAL NET ASSETS		$20,894,117
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($11,082,617 ÷ 1,136,719 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share (100/95.50 of $9.75)		$10.21
Redemption proceeds per share		$9.75
Institutional Shares:
Net asset value per share ($9,811,500 ÷ 1,005,880 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share		$9.75
Redemption proceeds per share		$9.75
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended November 30, 2013
Investment Income:
Interest		$434,046
Dividends from affiliated holdings (Note 5)		3,434,707
Investment income allocated from affiliated partnership (Note 5)		374,700
TOTAL INCOME		4,243,453
Expenses:
Investment adviser fee (Note 5)	$525,017
Administrative fee (Note 5)	58,511
Custodian fees	13,795
Transfer agent fee	117,338
Directors'/Trustees' fees (Note 5)	2,154
Auditing fees	31,500
Legal fees	8,521
Shareholder services fee (Note 5)	83,550
Portfolio accounting fees	117,861
Share registration costs	66,467
Printing and postage	24,580
Insurance premiums (Note 5)	4,620
Miscellaneous (Note 5)	1,193
TOTAL EXPENSES	1,055,107
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Statement of Operations–continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(270,360)
Reimbursement of shareholder services fee	(550)
TOTAL WAIVERS AND REIMBURSEMENTS	(270,910)
Net expenses		$784,197
Net investment income			$3,459,256
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and translation of assets and liabilities in foreign currency (including realized gain of $3,916,044 on sales of investments in affiliated holdings (Note 5))			$2,774,767
Net realized loss on swap contracts			(5,316,699)
Net realized gain on futures contracts			510,525
Realized gain distributions from affiliated investment companies shares (Note 5)			448,178
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(142,158)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(5,245,437)
Net realized and unrealized loss on investments, future contracts, swap contracts and foreign currency transactions			(6,970,824)
Change in net assets resulting from operations			$(3,511,568)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,459,256	$7,164,246
Net realized loss on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(1,725,387)	(11,457,060)
Net change in unrealized appreciation/depreciation of investments, futures contacts and translation of assets and liabilities in foreign currency	(5,245,437)	4,770,454
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,511,568)	477,640
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,274,113)	(1,502,153)
Institutional Shares	(1,633,258)	(3,291,782)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,907,371)	(4,793,935)
Share Transactions:
Proceeds from sale of shares	29,876,610	184,375,371
Net asset value of shares issued to shareholders in payment of distributions declared	2,868,229	3,426,133
Cost of shares redeemed	(177,894,242)	(80,829,832)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(145,149,403)	106,971,672
Change in net assets	(151,568,342)	102,655,377
Net Assets:
Beginning of period	172,462,459	69,807,082
End of period (including undistributed net investment income of $90,373 and $846,329, respectively)	$20,894,117	$172,462,459
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
November 30, 2013
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated Unconstrained Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide high total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A
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Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase return and to manage market and sector/asset class risk. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index
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or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At November 30, 2013, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $21,923,077. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $115,392 and $113,004, respectively. This is based on contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the
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amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration, yield and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At November 30, 2013, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,703,006 and $6,119,893, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund may buy or sell put and call options to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2013, the Fund had no outstanding options contracts.
The average notional amount of purchased options held by the Fund throughout the period was $7,356. This is based on amounts held as of each month-end throughout the fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$249,480	Unrealized depreciation on foreign exchange contracts	$269,853
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Credit Default Swap Contracts	Total
Foreign exchange contracts	$—	$—	$70,014	$—	$70,014
Equity contracts	$(120,950)	$—	$—	$—	$(120,950)
Credit contracts	$—	$—	$—	$(5,316,699)	$(5,316,699)
Interest rate contracts	$631,475	$43,714	$—	$—	$675,189
TOTAL	$510,525	$43,714	$70,014	$(5,316,699)	$(4,692,446)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(20,373)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,293,078	$13,067,417	8,057,247	$85,567,966
Shares issued to shareholders in payment of distributions declared	128,217	1,268,979	114,616	1,196,310
Shares redeemed	(7,176,688)	(71,991,845)	(2,345,341)	(24,481,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,755,393)	$(57,655,449)	5,826,522	$62,282,529
Year Ended November 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,656,934	$16,809,193	9,278,541	$98,807,405
Shares issued to shareholders in payment of distributions declared	160,582	1,599,250	213,267	2,229,823
Shares redeemed	(10,518,177)	(105,902,397)	(5,352,276)	(56,348,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,700,661)	$(87,493,954)	4,139,532	$44,689,143
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,456,054)	$(145,149,403)	9,966,054	$106,971,672
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for swap contracts, foreign currency transactions, short-term gain distributions from registered investment companies, partnership adjustments and discount accretion/premium amortization on debt securities.
For the year ended November 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,307,841)	$1,307,841
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$2,907,371	$2,503,202
Long-term capital gains	$—	$25,134,200
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24

As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$90,373
Net unrealized appreciation	$106,531
Capital loss carryforward	$(11,410,465)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership adjustments.
At November 30, 2013, the cost of investments for federal tax purposes was $21,895,304. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $106,582. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $348,397 and net unrealized depreciation from investments for those securities having an excess of cost over value of $241,815.
At November 30, 2013, the Fund had a capital loss carryforward of $11,410,465 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$11,201,411	$—	$11,201,411
2019	$209,054	NA	$209,054
The Fund used capital loss carryforwards of $2,418,073 to offset taxable capital gains realized during the year ended November 30, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the Adviser waived $266,164 of its fee.
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25

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC. For the year ended November 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2013, FSC retained $5,048 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$83,550	$(550)
For the year ended November 30, 2013, FSSC received $593 of Service Fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2013, the Adviser reimbursed $4,196. Transactions with the affiliated holdings during the year ended November 30, 2013, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Federated Bank Loan Core Fund	Federated Project and Trade Finance Core Fund	Emerging Markets Fixed Income Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	1,108,796	12,666,951	2,804,556	1,178,196	—	17,758,499
Purchases/Additions	116,292,658	601,504	—	102,249	586,843	117,583,254
Sales/Reductions	(117,174,151)	(12,169,009)	(2,561,626)	(995,520)	(373,731)	(133,274,037)
Balance of Shares Held 11/30/2013	227,303	1,099,446	242,930	284,925	213,112	2,067,716
Value	$227,303	$7,344,298	$2,490,031	$2,775,172	$7,074,558	$19,911,362
Dividend Income/ Allocated Investment Income	$4,184	$2,540,157	$540,500	$349,866	$374,700	$3,809,407
Capital Gain Distribution/ Allocated Net Realized Gain/(Loss)	$—	$415,640	$—	$32,538	$(142,158)	$306,020
Annual Shareholder Report
27

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in domestic high-yield bonds but may invest a portion of its portfolio in securities of issuers based outside of the United States. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the Fund as capital gains. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Additionally, as reflected above in Note 2 under Investment Income, Gains and Losses, Expenses and Distributions, the Fund invests in EMCORE, a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is managed by Federated Investment Counseling, an affiliate of the Adviser. Core Trust II is a limited partnership registered under the Act, available only to registered investment companies and other institutional investors. The primary investment objective of EMCORE is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues these objectives by investing primarily in a portfolio of emerging market fixed-income securities. Federated Investors, Inc. receives no advisory or administrative fees from Core Trust II. The performance of the Fund is directly affected by the performance of Core Trust II. A copy of Core Trust II's financial statements is available on the Edgar Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013 were as follows:
Purchases	$34,132,203
Sales	$182,852,261
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the program was not utilized.
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28

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Income Securities Trust AND SHAREHOLDERS OF Federated Unconstrained bond fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Unconstrained Bond Fund (the “Fund”), a portfolio of Federated Income Securities Trust, as of November 30, 2013, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Unconstrained Bond Fund as of November 30, 2013, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,006.30	$5.93
Institutional Shares	$1,000	$1,008.50	$4.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.97
Institutional Shares	$1,000	$1,020.38	$4.74
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.18%
Institutional Shares	0.94%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Income Securities Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 464,685,428.035 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	357,095,356.996	4,082,407.702
Maureen Lally-Green	356,880,665.829	4,297,098.869
Thomas M. O'Neill	357,032,580.339	4,145,184.359
P. Jerome Richey	356,553,411.684	4,624,353.014
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
32

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: June 2013 Portfolio Manager since: March 2013	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since March 2013. He is Vice President of the Trust with respect to the Fund Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Christopher Smith Birth Date: August 25, 1954 Vice President Officer since: May 2013 Portfolio Manager since: March 2013	Principal Occupations: Christopher Smith has been the Fund's Portfolio Manager since March 2013. He is Vice President of the Trust with respect to the Fund. Mr. Smith joined Federated in 1995 and has been a Senior Portfolio Manager since 2006 and Senior Vice President of the Fund's Adviser since 2011. He was a Vice President of the Fund's Adviser from 1997 to 2011. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith has received the Chartered Financial Analyst designation. He received his M.A. in Economics and Finance from the University of Kentucky.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Unconstrained Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
41

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C639
CUSIP 31420C662
Q450775 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $248,500

Fiscal year ended 2012 - $253,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $218

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,504 respectively. Fiscal year ended 2012- Tax preparation fees for fiscal year end 2011.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,045 and $16,345 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012 – Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $132,421

Fiscal year ended 2012 - $351,074

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014